Employee Benefit Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 51,000	$ 52,000
Plan 401K [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:DefinedContributionPlanEmployerMatchingContributionAsPercentageOfEmployeeDeferral]	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	6.00%
[custom:DefinedContributionPlanEmployeeStatutorilyPrescribedAnnualContributionLimitBeforeAttainingSpecifiedAge]	$ 23,000
[custom:DefinedContributionPlanEmployeeStatutorilyPrescribedAnnualContributionLimitAfterAttainingSpecifiedAge]	30,500
Defined Contribution Plan, Cost	$ 40,000	$ 103,000